CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED) (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	$ 633		$ 68		$ 432		$ (46)		$ 420
Investing Activities:
Capital expenditures	(248)		(217)		(330)		(236)		(189)
Proceeds from settlements treated as reimbursement of capital expenditures			3		3		34
Cash assumed in connection with the initial consolidation of a variable interest entity			28		28		14
Cash paid for acquisition of a business	(18)		(23)
Proceeds from sale of business/assets			7
Increase (decrease) in receivable from affiliate	(97)		(35)		(57)		(57)		(7)
Investment in unconsolidated affiliates	(84)		(17)		(26)		(27)		(15)
Cash received from unconsolidated affiliates	51		19		32		31		22
Increase in restricted cash	(2)
Other, net	2				(1)		1		3
Net cash used in investing activities	(396)		(235)		(337)		(238)		(212)
Financing Activities:
Net borrowings (repayments) under revolving loan facilities	(16)				(2)		(6)		(14)
Net borrowings on overdraft facilities	2		10		9		(2)		(12)
Repayments of short-term debt	(40)		(151)		(187)		(175)		(13)
Borrowings on short-term debt			126		162		212
Repayments of long-term debt	(242)		(287)		(408)		(1,207)		(542)
Proceeds from issuance of long-term debt	3		89		98		923		880
Proceeds from notes payable to affiliate	172		105		105		110		529
Repayments of notes payable	(33)		(24)		(34)		(53)		(63)
Borrowings on notes payable	34		35		35		46		64
Debt issuance costs paid	(4)		(7)		(7)		(29)		(5)
Call premiums related to early extinguishment of debt	(2)		(5)		(6)		(28)		(14)
Contribution from parent									236
Dividends paid to parent	(72)		(56)		(79)				(23)
Dividends paid to noncontrolling interest			(5)		(9)
Excess tax benefit related to stock-based compensation	4		10		10		4
Other, net	(5)		3				(2)		(1)
Net cash used in financing activities	(199)		(157)		(418)		(78)		619
Effect of exchange rate changes on cash	2		(3)		(7)		4		5
Increase (decrease) in cash and cash equivalents	40		(327)		(330)		(358)		832
Cash and cash equivalents at beginning of period	231	[1]	561	[2]	561	[2]	919		87
Cash and cash equivalents at end of period	271	[1]	234		231	[1]	561	[2]	919
Parent Company
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	161		128		304		(241)		288
Investing Activities:
Capital expenditures	(14)		(15)		(21)		(26)		(7)
Increase (decrease) in receivable from affiliate	(97)		(35)		(57)		(57)		(7)
Investment in consolidated affiliate	23		(138)		(56)		(65)		(258)
Investment in unconsolidated affiliates	(3)
Other, net			1
Net cash used in investing activities	(91)		(187)		(134)		(148)		(272)
Financing Activities:
Repayments of long-term debt	(175)		(212)		(305)		(1,154)		(510)
Proceeds from issuance of long-term debt							894		864
Proceeds from notes payable to affiliate	172		105		105		110		529
Repayments of notes payable	(24)		(23)		(32)		(38)		(43)
Borrowings on notes payable	33		33		33		33		42
Debt issuance costs paid	(4)		(7)		(7)		(29)		(5)
Call premiums related to early extinguishment of debt	(2)		(5)		(6)		(28)		(14)
Contribution from parent									236
Dividends paid to parent	(72)		(56)		(79)				(23)
Excess tax benefit related to stock-based compensation	4		10		10		4
Other, net	(2)								(1)
Net cash used in financing activities	(70)		(155)		(386)		(79)		672
Increase (decrease) in cash and cash equivalents			(214)		(216)		(468)		688
Cash and cash equivalents at beginning of period	4		220		220		688
Cash and cash equivalents at end of period	4		6		4		220		688
Guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	124		69		99		15		48
Investing Activities:
Capital expenditures	(55)		(41)		(70)		(51)		(70)
Proceeds from settlements treated as reimbursement of capital expenditures							34
Investment in consolidated affiliate	(11)		(4)		(16)		(13)		(69)
Investment in unconsolidated affiliates	(81)		(17)		(26)		(24)		(15)
Cash received from unconsolidated affiliates	51		19		30		26		22
Net cash used in investing activities	(96)		(43)		(74)		(28)		(130)
Financing Activities:
Contribution from parent	11		(32)		(32)				103
Distribution to parent	(35)
Dividends paid to parent	(1)		(1)		(2)		(2)
Net cash used in financing activities	(25)		(33)		(34)		(2)		103
Increase (decrease) in cash and cash equivalents	3		(7)		(9)		(15)		21
Cash and cash equivalents at beginning of period			9		9		24		3
Cash and cash equivalents at end of period	3		2				9		24
Non-guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	349		(125)		34		182		84
Investing Activities:
Capital expenditures	(179)		(161)		(239)		(159)		(112)
Proceeds from settlements treated as reimbursement of capital expenditures			3		3
Cash assumed in connection with the initial consolidation of a variable interest entity			28		28		14
Cash paid for acquisition of a business	(17)		(23)
Proceeds from sale of business/assets			7
Investment in consolidated affiliate									18
Investment in unconsolidated affiliates							(3)
Cash received from unconsolidated affiliates					2		5
Increase in restricted cash	(2)
Other, net	2		(4)		(4)		1		3
Net cash used in investing activities	(196)		(150)		(204)		(140)		(119)
Financing Activities:
Net borrowings (repayments) under revolving loan facilities	(16)				(2)		(6)		(14)
Net borrowings on overdraft facilities	2		10		9		(2)		(12)
Repayments of short-term debt	(40)		(151)		(187)		(175)		(13)
Borrowings on short-term debt			126		162		212
Repayments of long-term debt	(67)		(75)		(103)		(53)		(32)
Proceeds from issuance of long-term debt	3		89		98		29		16
Repayments of notes payable	(9)		(1)		(2)		(15)		(20)
Borrowings on notes payable	1		2		2		13		22
Contribution from parent	11		174		104		83		256
Dividends paid to parent	(1)
Dividends paid to noncontrolling interest			(5)		(9)
Other, net	(2)		3				(2)
Net cash used in financing activities	(118)		172		72		79		153
Effect of exchange rate changes on cash	2		(3)		(7)		4		5
Increase (decrease) in cash and cash equivalents	37		(106)		(105)		125		123
Cash and cash equivalents at beginning of period	227		332		332		207		84
Cash and cash equivalents at end of period	264		226		227		332		207
Eliminations
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	(1)		(4)		(5)		(2)
Investing Activities:
Cash paid for acquisition of a business	(1)
Investment in consolidated affiliate	(12)		142		72		78		309
Other, net			3		3
Net cash used in investing activities	(13)		145		75		78		309
Financing Activities:
Contribution from parent	(22)		(142)		(72)		(83)		(359)
Distribution to parent	35
Dividends paid to parent	2		1		2		2
Other, net	(1)
Net cash used in financing activities	$ 14		$ (141)		$ (70)		$ (76)		$ (309)

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."